Provision for Legal Claims	12 Months Ended
Jun. 30, 2026
Provision for Legal Claims [Abstract]
Provision for legal claims

28. Provision for legal claims

The Company and its subsidiaries are party to civil, labor, environmental and tax lawsuits. The provisions for probable losses of financial disbursements arising from these lawsuits are estimated and updated by management, under the advice of the Company’s internal and external legal counsel.

Labor

The Company and its subsidiaries are party to labor claims arising from employment relationships filed by former employees, and are exposed to secondary obligor liabilities from service providers and their respective employees. Two Notices of Violation have also been issued by the Ministry of Labor and Employment.

Environmental

The Company is a party to administrative proceedings on notices of violation issued by the Institute of the Environment and Water Resources (INEMA) related to alleged lack of adoption of preventive measures to avoid fire that occurred on the Bananal Farm and on the provision of information on the Rural and Environmental Registration.

Probable risk of loss

	Labor	Civil	Environmental	Total
At June 30, 2024	670	-	29	699
Additions	948	-	-	948
Interest	47	-	-	47
Reversals	(655)	-	(9)	(664)
Payments	(238)	-	-	(238)
At June 30, 2025	772	-	20	792
Additions	4,818	40	-	4,858
Interest	(734)	-	-	(734)
Reversals	(1,205)	-	(20)	(1,225)
Payments	(80)	(40)	-	(120)
At June 30, 2026	3,571	-	-	3,571

Acres del Sud Farm

The Company’s subsidiary, Acres Del Sud, is involved in an administrative proceeding with respect to regularizing title of the Las Londras Farm and strengthening its property rights over the asset. In this proceeding, on November 25, 2021, the Bolivian National Institute for Agrarian Reform (“INRA”) issued the Final Resolution declaring the possession of 4,435 hectares of Las Londras to be illegal (“RASS No. 0504/2021”). On October 20, 2025, the Agro Environmental Court, through a plurinational agro environmental judgment, annulled Final Resolution RASS No. 0504/2021. Following the annulment of RASS No. 0504/2021, Acres Del Sud filed a new Constitutional Protection Action seeking recovery of the property, and on June 2, 2026, a judgment was issued in Constitutional Protection Action No. 02/2026 ordering the invaders to cease all acts disturbing possession and to vacate the property. The next steps toward resuming the regularization process and regaining possession of the property are pending. Based on the opinion of external counsel, the risk continues to be classified as possible, with no provision recognized.

Possible risk of loss

The Company and its subsidiaries are party to legal suits of civil, labor, environmental and tax natures, as well as administrative tax proceedings for which no provisions were set up, since they involve risk of loss classified as possible by the Company and under the advice of its external legal counsel, as follows:

	2026	2025
Civil	10,996	13,704
Tax	934	7,154
Environmental (*)	11,223	-
	23,153	20,858

(*)	The Company’s subsidiaries are party to environmental proceedings filed by IBAMA, comprising of: (i) a public civil action regarding alleged environmental irregularities, currently in a discovery phase; and (ii) administrative and judicial proceedings related to the same, arising from a notice of violation and an embargo order. The case is pending administrative and judicial resolution, with a preliminary injunction in place suspending the effects of the administrative enforcement action. Based on the assessment of management and its legal counsel, these matters have been classified as possible contingencies; consequently, no provision has been recognized as of this date.

Judicial deposits

	2026	2025
Labor	5,616	5,997
Environmental	-	547
	5,616	6,544